Business Combination/Disposal of Subsidiaries (Details) - Schedule of Revenue and Profit/(Loss) - Acquisition of Equity Interest in Subsidiaries [Member] - MYR (RM)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Revenue and Profit/(Loss) [Line Items]
Revenue		RM 234,000,000
Loss before tax		(446,629)
Loss for the period		(482,086)
ARB Synergy Group [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Revenue and Profit/(Loss) [Line Items]
Revenue
Loss before tax	(52,940)
Loss for the period	(52,940)
ARB WMS [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Revenue and Profit/(Loss) [Line Items]
Revenue
Loss before tax	(39,211)
Loss for the period	RM (74,668)
ARB Innovation [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Revenue and Profit/(Loss) [Line Items]
Revenue		234,000,000
Loss before tax		(406,418)
Loss for the period		(406,418)
ARB R1 [Member]
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Revenue and Profit/(Loss) [Line Items]
Revenue
Loss before tax		(1,000)
Loss for the period		RM (1,000)